Share-Based Compensation (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation
Granted	0	0	0
Unrecognized compensation costs	¥ 40,475
Compensation expense	¥ 81,601	¥ 103,449	¥ 142,381
2015 Plan
Share-Based Compensation
Unrecognized compensation expense, recognition period	1 year 7 months 2 days
Restricted share units | 2015 Plan
Share-Based Compensation
Granted	3,880,413
Restricted share units | Minimum | 2022 Plan | Scenario immediate vesting after grant date
Share-Based Compensation
Vesting period	3 months
Restricted share units | Maximum | 2022 Plan | Scenario immediate vesting after grant date
Share-Based Compensation
Vesting period	4 years
Management and employees | Restricted share units | 2022 Plan
Share-Based Compensation
Granted	3,880,413